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                                   SUPPLEMENT
                             DATED AUGUST 18, 2006
              TO THE CLASS IA SHARES PROSPECTUS (THE "PROSPECTUS")
                 FOR THE HARTFORD HLS FUNDS, DATED MAY 1, 2006
         (INVESTMENT OPTIONS WITHIN UNION SECURITY VARIABLE ANNUITIES)

This supplement amends the Prospectus of the Hartford HLS Funds dated May 1, 2006. The Prospectus is revised as follows:

HARTFORD ADVISERS HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Advisers HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 5 of the Prospectus in the section entitled "Hartford Advisers HLS Fund, Portfolio Management," regarding Saul Pannell is deleted.

HARTFORD STOCK HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Stock HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 79 of the Prospectus in the section entitled "Hartford Stock HLS Fund, Portfolio Managers," regarding Saul Pannell is deleted.

HARTFORD HIGH YIELD HLS FUND

Effective August 2, 2006, James Serhant has been added as a portfolio manager for Hartford High Yield HLS Fund. Accordingly, on page 43 in the section entitled "Hartford High Yield HLS Fund, Portfolio Managers," the following disclosure is added directly after the disclosure pertaining to Mark Niland:

JAMES SERHANT, CFA

       - Vice President and Senior Investment Analyst of Hartford Investment Management

       -   Portfolio manager of the fund since August 2006

       -   Joined Hartford Investment Management in 2005

       - Prior to joining the firm, Vice President and Senior Research Analyst at Delaware Investments (2001-2005), and Vice President and Senior Fixed Income Research Analyst at JP Morgan Securities, Inc. (1997-2000).

HARTFORD INTERNATIONAL STOCK HLS FUND

Effective September 1, 2006, Hartford International Stock HLS Fund has revised its principal investment strategy to permit the Fund to invest in emerging markets. Accordingly, effective September 1, 2006:

    (a) On page 56 of the Prospectus, in the section entitled "Hartford International Stock HLS Fund, Principal Investment Strategy," the following sentence is inserted after the first sentence of the third paragraph:

The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.
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    (b) On page 56 of the Prospectus, in the section entitled "Hartford
International Stock HLS Fund, Main Risks," the following sentence is inserted after the last sentence of the third paragraph:

The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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